April 11, 2016

FIRST WESTERN FUNDS TRUST (the "Trust")

FIRST WESTERN FIXED INCOME FUND
Retail Shares – Ticker Symbol: FWFAX
Institutional Shares - Ticker Symbol FWFIX

FIRST WESTERN SHORT DURATION BOND FUND
Retail Shares – Ticker Symbol: FWSAX
Institutional Shares - Ticker Symbol FWSBX

Supplement to the Statement of Additional Information
Dated December 1, 2015

This supplement updates information contained in the Statement of Additional Information ("SAI") for the First Western Fixed Income Fund and the First Western Short Duration Bond Fund (collectively, the "Funds").  For more information or to obtain a copy of the Prospectus or SAI, free of charge, please contact the Funds at 1-800-292-6775.

On April 11, 2016, at a Special Meeting of the Board of Trustees, the Board accepted the resignation of Karen L. Garcia as Chief Compliance Officer of the Trust and appointed Martin R. Dean to serve as the Trust's Chief Compliance Officer, effective immediately. The Funds' SAI is being updated below to disclose information on the new Chief Compliance Officer.

The following replaces the section entitled "Executive Officers" found on pages 32-33 of the SAI:

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies Within Past 5 Years
Executive Officers:
Robert G. Dorsey 225 Pictoria Drive, Ste. 450 Cincinnati, Ohio 45246 Year of birth: 1957	Since August 2012	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
Martin R. Dean 37 West Broad Street Columbus, Ohio 43215 Year of birth: 1963	Since April 2016	Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Ultimus Managers Trust (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Mutual Fund and

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Variable Insurance Trust (formerly, The Huntington Funds) (July 2013 to April 2016); Anti-Money Laundering Officer and Chief Compliance Officer, Strategy Shares (formerly, Huntington Strategy Shares) (July 2013 to March 2016); Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)
Lené Simnioniew 1900 16th Street, Suite 1200 Denver, Colorado 80202 Year of birth: 1962	Since August 2012	Secretary	Corporate Secretary & Legal Administrator - First Western Financial, Inc. since June 2009
Theresa M. Bridge 225 Pictoria Drive, Ste. 450 Cincinnati, Ohio 45246 Year of birth: 1969	Since August 2012	Treasurer	Vice President, Director of Financial Administration of Ultimus Fund Solutions, LLC since 2000

Investors should retain this supplement for future reference.

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April 11, 2016

FIRST WESTERN FUNDS TRUST (the "Trust")

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
Retail Shares – Ticker Symbol: FWSCX
Institutional Shares - Ticker Symbol FWSHX

Supplement to the Statement of Additional Information
Dated September 1, 2015

This supplement updates information contained in the Statement of Additional Information ("SAI") for the First Western Short Duration High Yield Credit Fund (the "Fund").  For more information or to obtain a copy of the Prospectus or SAI, free of charge, please contact the Fund at 1-800-292-6775.

On April 11, 2016, at a Special Meeting of the Board of Trustees, the Board accepted the resignation of Karen L. Garcia as Chief Compliance Officer of the Trust and appointed Martin R. Dean to serve as the Trust's Chief Compliance Officer, effective immediately. The Fund's SAI is being updated below to disclose information on the new Chief Compliance Officer.

The following replaces the section entitled "Executive Officers" found on page 35 of the SAI:

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies Within Past 5 Years
Executive Officers:
Robert G. Dorsey 225 Pictoria Drive, Ste. 450 Cincinnati, Ohio 45246 Year of birth: 1957	Since August 2012	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
Martin R. Dean 37 West Broad Street Columbus, Ohio 43215 Year of birth: 1963	Since April 2016	Chief Compliance Officer
Vice President, Director of Fund  Compliance of Ultimus Fund Solutions, LLC (January 2016 to present); Assistant Chief Compliance Officer, Ultimus Managers Trust (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Mutual Fund and Variable Insurance Trust (formerly, The Huntington Funds) (July 2013 to April 2016); Anti-Money Laundering Officer and Chief Compliance Officer,  Strategy Shares (formerly, Huntington Strategy Shares) (July

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2013 to March 2016); Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013)
Lené Simnioniew 1900 16th Street, Suite 1200 Denver, Colorado 80202 Year of birth: 1962	Since August 2012	Secretary	Corporate Secretary & Legal Administrator - First Western Financial, Inc. since June 2009
Theresa M. Bridge 225 Pictoria Drive, Ste. 450 Cincinnati, Ohio 45246 Year of birth: 1969	Since August 2012	Treasurer	Vice President, Director of Financial Administration of Ultimus Fund Solutions, LLC since 2000

Investors should retain this supplement for future reference.

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